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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                     PROSPECTUS SUPPLEMENT -- NOV. 28, 2008

Fund                                                                 Prospectus date     Form #
RiverSource Variable Portfolio -- Balanced Fund                        May 1, 2008    S-6466-99 AC
RiverSource Variable Portfolio -- Diversified Bond Fund                May 1, 2008    S-6466-99 AC
RiverSource Variable Portfolio -- Short Duration U.S. Government
Fund                                                                   May 1, 2008    S-6466-99 AC


Effective Nov. 17, 2008:

The Management section for RiverSource Variable Portfolio -- Balanced Fund has been revised to state:

MANAGEMENT

Portfolio Manager(s). The Fund is allocated among equity and fixed income asset classes. The portfolio managers responsible for the day-to-day management of the equity portion of the Fund are:

Warren Spitz, Senior Portfolio Manager
  - Managed the Fund since 2008.
  - Joined RiverSource Investments in 2000 as a Senior Portfolio Manager.
  - Portfolio Manager, Prudential Global Asset Management, 1987 to 2000.
  - Began investment career in 1984.
  - MBA, Wharton School, University of Pennsylvania.

Steve Schroll, Portfolio Manager
  - Managed the Fund since 2008.
  - Joined RiverSource Investments in 1998 as a Senior Security Analyst.
  - Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.
  - Began investment career in 1981.
  - MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager
  - Managed the Fund since 2008.
  - Joined RiverSource Investments in 2001 as a Security Analyst.
  - Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.
  - Began investment career in 1998.
  - MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager
  - Managed the Fund since 2008.
  - Joined RiverSource Investments in 1995 as a Senior Equity Analyst.
  - Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.
  - Began investment career in 1987.
  - MBA, University of Chicago.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Jamie Jackson, CFA, Portfolio Manager
  - Managed the Fund since 2003.
  - Leader of the liquid assets sector team.
  - Joined RiverSource Investments in 2003.
  - Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.
  - Began investment career in 1988.
  - MBA, Marquette University.

Tom Murphy, CFA, Portfolio Manager
  - Managed the Fund since 2003.
  - Leader of the investment grade corporate bond sector team.
  - Joined RiverSource Investments in 2002.
  - Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.
  - Began investment career in 1986.
  - MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager
  - Managed the Fund since 2008.
  - Member of the high yield corporate sector team.
  - Joined RiverSource Investments in 1990.
  - Began investment career in 1986.
  - MBA, University of Minnesota.

Todd White, Portfolio Manager
  - Managed the Fund since 2008.
  - Leader of the structured assets sector team.
  - Joined RiverSource Investments in 2008.
  - Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.
  - Began investment career in 1986.
  - BS, Indiana University.

The fixed income department of RiverSource Investments is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: liquid assets, high yield corporates, investment grade corporates, municipals, global, and structured assets. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.

Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable Portfolio -- Balanced Fund, a series of RiverSource Variable
Portfolio -- Managed Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

The Management section for RiverSource Variable Portfolio -- Diversified Bond Fund has been revised to state:

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager
  - Co-managed the Fund since 2003.
  - Leader of the liquid assets sector team.
  - Joined RiverSource Investments in 2003.
  - Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.
  - Began investment career in 1988.
  - MBA, Marquette University.

Tom Murphy, CFA, Portfolio Manager
  - Co-managed the Fund since 2002.
  - Leader of the investment grade corporate bond sector team.
  - Joined RiverSource Investments in 2002.
  - Managing Director and Portfolio Manager, BlackRock Financial Management, 2002; various positions, Zurich Scudder, 1992 to 2002.
  - Began investment career in 1986.
  - MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager
  - Managed the Fund since 2008.
  - Member of the high yield corporate sector team.
  - Joined RiverSource Investments in 1990.
  - Began investment career in 1986.
  - MBA, University of Minnesota.

Todd White, Portfolio Manager
  - Managed the Fund since 2008.
  - Leader of the structured assets sector team.
  - Joined RiverSource Investments in 2008.
  - Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.
  - Began investment career in 1986.
  - BS, Indiana University.

The fixed income department of RiverSource Investments is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: liquid assets, high yield corporates, investment grade corporates, municipals, global, and structured assets. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.

Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable
Portfolio -- Diversified Bond Fund, a series of RiverSource Variable Portfolio -- Income Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

The Management section for RiverSource Variable Portfolio -- Short Duration U.S. Government Fund has been revised to state:

MANAGEMENT

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Jamie Jackson, CFA, Portfolio Manager
  - Began managing the Fund in 2003.
  - Leader of the liquid assets sector team.
  - Joined RiverSource Investments in 2003.
  - Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.
  - Began investment career in 1988.
  - MBA, Marquette University.

Todd White, Portfolio Manager
  - Managed the Fund since 2008.
  - Leader of the structured assets sector team.
  - Joined RiverSource Investments in 2008.
  - Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.
  - Began investment career in 1986.
  - BS, Indiana University.

Information prior to Feb. 1, 2008 presented in sections entitled "Past Performance" and "Management" represents that of RiverSource Variable Portfolio -- Short Duration U.S. Government Fund, a series of RiverSource Variable Portfolio -- Income Series, Inc., a Minnesota corporation, which was reorganized into the Fund, a series of RiverSource Variable Series Trust, a Massachusetts business trust, on that date. The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.